COMMITMENTS AND CONTINGENCIES (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Short-term bank loans	$ 10,760,200	¥ 73,000,000	$ 10,431,850
Total future lease payments	201,782
Lease payment, Payment Due by Period Less than 1 Year	147,882
Lease payment, Payment Due by Period 1-3 Years	53,900
Total long-term loan	7,595,580
Long term loan, Payment Due by Period Less than 1 Year	3,320,980
Long term loan, Payment Due by Period 1-3 Years	4,274,600
Total	18,557,562
Total, Payment Due by Period Less than 1 Year	14,229,062
Total, Payment Due by Period 1-3 Years	$ 4,328,500